FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth, by level within the fair value hierarchy, the Plan’s assets at fair value:

	As of December 31, 2025
	Level 1	Level 2	Level 3	Total
Mutual funds	$227,528,576	$—	$—	$227,528,576
Managed funds—mutual funds	83,054,745	—	—	83,054,745
Common stock and stock fund	10,114,425	—	—	10,114,425
Money market account	7,452,017	—	—	7,452,017
Total assets at fair value	$328,149,763	$—	$—	$328,149,763

	As of December 31, 2024
	Level 1	Level 2	Level 3	Total
Mutual funds	$176,646,506	$—	$—	$176,646,506
Managed funds—mutual funds	69,852,148	—	—	69,852,148
Common stock and stock fund	9,423,721	—	—	9,423,721
Money market account	6,344,760	—	—	6,344,760
Total assets at fair value	$262,267,135	$—	$—	$262,267,135